Interest bearing debt, Scheduled debt repayments (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2026		Jun. 30, 2026	Sep. 30, 2025	Jul. 31, 2025	Apr. 30, 2025	Sep. 30, 2023	Jan. 31, 2023
Interest-bearing debt [Abstract]
Total debt		$ 508,519
Unamortized upfront fees bank loans		(9,803)
Total interest bearing debt		498,716				$ 308,400
Undrawn borrowing facilities		243,200
Q4 2026 [Member]
Interest-bearing debt [Abstract]
Total debt		12,796
2027 [Member]
Interest-bearing debt [Abstract]
Total debt		51,183
2028 [Member]
Interest-bearing debt [Abstract]
Total debt		73,683
Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 370,858
Credit Agricole Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity		2028
Total debt		$ 28,125
Credit Agricole Credit Facility [Member] | Q4 2026 [Member]
Interest-bearing debt [Abstract]
Total debt		625
Credit Agricole Credit Facility [Member] | 2027 [Member]
Interest-bearing debt [Abstract]
Total debt		2,500
Credit Agricole Credit Facility [Member] | 2028 [Member]
Interest-bearing debt [Abstract]
Total debt		25,000
Credit Agricole Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 0
Credit Agricole Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		2.05%
ING Credit Facility, $405 million Senior Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity	[1]	2029
Total debt	[1]	$ 56,250
Total interest bearing debt									$ 405,000
Undrawn borrowing facilities		157,500
ING Credit Facility, $405 million Senior Credit Facility [Member] | Q4 2026 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	5,625
ING Credit Facility, $405 million Senior Credit Facility [Member] | 2027 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	22,500
ING Credit Facility, $405 million Senior Credit Facility [Member] | 2028 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	22,500
ING Credit Facility, $405 million Senior Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[1]	$ 5,625
ING Credit Facility, $405 million Senior Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.90%	[1]						1.90%
ING Credit Facility, $45 million Senior Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity		2029
Total debt		$ 36,000
Total interest bearing debt								$ 45,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | Q4 2026 [Member]
Interest-bearing debt [Abstract]
Total debt		750
ING Credit Facility, $45 million Senior Credit Facility [Member] | 2027 [Member]
Interest-bearing debt [Abstract]
Total debt		3,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | 2028 [Member]
Interest-bearing debt [Abstract]
Total debt		3,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 29,250
ING Credit Facility, $45 million Senior Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.80%						1.80%
ING and Nordea Export Facility [Member]
Interest-bearing debt [Abstract]
Maturity		2038
Total debt		$ 302,618
ING and Nordea Export Facility [Member] | Q4 2026 [Member]
Interest-bearing debt [Abstract]
Total debt		3,855
ING and Nordea Export Facility [Member] | 2027 [Member]
Interest-bearing debt [Abstract]
Total debt		15,420
ING and Nordea Export Facility [Member] | 2028 [Member]
Interest-bearing debt [Abstract]
Total debt		15,420
ING and Nordea Export Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt		$ 267,923
ING and Nordea Export Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.32%
Nordea Credit Facility [Member]
Interest-bearing debt [Abstract]
Total interest bearing debt		$ 250,000
Nordea Reducing Revolving Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity	[2]	2033
Total debt	[2]	$ 0
Total interest bearing debt				$ 250,000
Nordea Reducing Revolving Credit Facility [Member] | DHT Jaguar [Member]
Interest-bearing debt [Abstract]
Maturity		2031
Total debt		$ 26,450
Total interest bearing debt							$ 30,000
Nordea Reducing Revolving Credit Facility [Member] | DHT Nokota [Member]
Interest-bearing debt [Abstract]
Maturity		2032
Total debt		$ 59,077
Total interest bearing debt					$ 64,000
Nordea Reducing Revolving Credit Facility [Member] | Q4 2026 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	0
Nordea Reducing Revolving Credit Facility [Member] | Q4 2026 [Member] | DHT Jaguar [Member]
Interest-bearing debt [Abstract]
Total debt		710
Nordea Reducing Revolving Credit Facility [Member] | Q4 2026 [Member] | DHT Nokota [Member]
Interest-bearing debt [Abstract]
Total debt		1,231
Nordea Reducing Revolving Credit Facility [Member] | 2027 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	0
Nordea Reducing Revolving Credit Facility [Member] | 2027 [Member] | DHT Jaguar [Member]
Interest-bearing debt [Abstract]
Total debt		2,840
Nordea Reducing Revolving Credit Facility [Member] | 2027 [Member] | DHT Nokota [Member]
Interest-bearing debt [Abstract]
Total debt		4,923
Nordea Reducing Revolving Credit Facility [Member] | 2028 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	0
Nordea Reducing Revolving Credit Facility [Member] | 2028 [Member] | DHT Jaguar [Member]
Interest-bearing debt [Abstract]
Total debt		2,840
Nordea Reducing Revolving Credit Facility [Member] | 2028 [Member] | DHT Nokota [Member]
Interest-bearing debt [Abstract]
Total debt		4,923
Nordea Reducing Revolving Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[2]	0
Nordea Reducing Revolving Credit Facility [Member] | Thereafter [Member] | DHT Jaguar [Member]
Interest-bearing debt [Abstract]
Total debt		20,060
Nordea Reducing Revolving Credit Facility [Member] | Thereafter [Member] | DHT Nokota [Member]
Interest-bearing debt [Abstract]
Total debt		$ 48,000
Nordea Reducing Revolving Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.35%	[2]	1.35%
Nordea Reducing Revolving Credit Facility [Member] | SOFR [Member] | DHT Jaguar [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.75%					1.75%
Nordea Reducing Revolving Credit Facility [Member] | SOFR [Member] | DHT Nokota [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.50%			1.50%

[1]	$157.5 mill. undrawn as of September 30, 2026
[2]	$243.2 mill. undrawn as of September 30, 2026